Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Tax	$ 10,172	$ 8,187
Labor	839	777
Civil	3,702	2,694
Environmental and others	101	90
Total	$ 14,814	$ 11,748	$ 14,746